Common Stock Warrants - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common Stock Warrants Outstanding	7,217,974
Stock issued during period shares new shares	12,020,000
Common Stock Warrants Expiration Date	Aug. 12, 2026
Warrant Redemption Condition Minimum Share Price Scenario Two	$ 18.00
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights1	$ 11.50
Common Stock
Stock issued during period shares new shares	12,020,000	5,018,525
Public Warrants
Common Stock Warrants Outstanding	3,066,651
Common Stock Warrants Expiration Date	Aug. 12, 2026
Warrant Redemption Period	30 days
Warrant Redemption Condition Minimum Share Price Scenario One	$ 10.00
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights1	11.50
Public Warrants | Common Stock, Closing Price equals or Exceeds $18 Per Share [Member]
Redemption Price Per Public Warrant	0.01
Closing Price of Common Stock	18.00
Public Warrants | Common Stock, Closing Price equals or Exceeds $10 Per Share [Member]
Redemption Price Per Public Warrant	0.10
Closing Price of Common Stock	$ 10.00
Private Placement Warrants
Common Stock Warrants Outstanding	144,666
Common Stock Warrants Expiration Date	Aug. 12, 2026
Lock-In period for Transfer, Assignment or Sale of Warrants	30 days
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights1	$ 11.50
Private Placement Warrants | Common Stock, Closing Price equals or Exceeds $18 Per Share [Member]
Closing Price of Common Stock	18.00
Private Placement Warrants | Common Stock, Closing Price equals or Exceeds $10 Per Share [Member]
Closing Price of Common Stock	$ 18.00
P I P E Warrants
Common Stock Warrants Outstanding	4,006,657
Common Stock Warrants Expiration Date	Aug. 12, 2026
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights1	$ 11.50